Note 9 - Stockholders' Equity 1 (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 30, 2025	Dec. 31, 2024
Preferred Stock, Shares Authorized (in shares)		5,000,000	5,000,000		5,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Preferred Stock, Shares Outstanding, Ending Balance (in shares)		0	0		0
Common Stock, Shares Authorized (in shares)		350,000,000	350,000,000	250,000,000	350,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Dividends		$ 0	$ 0
March 2025 ATM with Citizens and B. Riley [Member]
Equity Offering, Maximum Amount	$ 50,000
The March 2025 ATM [Member]
Open Market Sale Agreement, Sales Commission, Percentage	3.00%		3.00%